INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on Income [Line Items]
Tax exempt income that has not been distributed			$ 8,900
Israeli Income tax rate	25.00%	24.00%	25.00%
Income tax liability	2,225
Change in corporate tax rate	25.00%
Dividend, withholding tax rate	15.00%
Net operating loss carry forward	$ 20,000
2011-2012 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	15.00%
2013-2014 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	12.50%
2015 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	12.00%